Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands		CNY (¥) shares	USD ($) shares	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] Class A ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] Class B ordinary shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Statutory reserve [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Total YXT.COM Group Holding Limited shareholders' deficit [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)
Beginning balance at Dec. 31, 2021		¥ (2,287,387)		¥ 33				¥ (34,124)	¥ 4,322	¥ (2,327,408)	¥ (2,357,177)	¥ 69,790
Beginning balance, shares at Dec. 31, 2021 | shares				48,253,425
Net loss		(640,295)								(614,775)	(614,775)	(25,520)
Foreign currency translation adjustments, net of tax		47,034						47,034			47,034
Unrealized gain on investments in available-for-sale debt securities, net of tax		(1,650)						(1,650)			(1,650)
Accretion on convertible redeemable preferred shares to redemption value		(396,716)					¥ (71,815)			(324,901)	(396,716)
Share-based compensation (Note 19)		71,815					71,815				71,815
Ending balance, shares at Dec. 31, 2022 | shares				48,253,425
Ending balance at Dec. 31, 2022		(3,207,199)		¥ 33				11,260	4,322	(3,267,084)	(3,251,469)	44,270
Net loss		(229,838)								(220,455)	(220,455)	(9,383)
Foreign currency translation adjustments, net of tax		2,385						2,385			2,385
Cumulative effect of adoption of new accounting standard (Note 2.12)								3,142		(3,142)
Unrealized gain on investments in available-for-sale debt securities, net of tax		6,988						6,988			6,988
Net accretion on convertible redeemable preferred shares to redemption value (Note 18)		(9,452)					(9,452)				(9,452)
Share-based compensation (Note 19)		26,123					26,123				26,123
Ending balance, shares at Dec. 31, 2023 | shares				48,253,425
Ending balance at Dec. 31, 2023		(3,410,993)		¥ 33			16,671	23,775	4,322	(3,490,681)	(3,445,880)	34,887
Net loss		(92,053)	$ (12,611)							(91,753)	(91,753)	(300)
Foreign currency translation adjustments, net of tax		3,742	513					3,742			3,742
Unrealized gain on investments in available-for-sale debt securities, net of tax		(2,421)						(2,421)			(2,421)
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of issuance cost (Note 17) | shares					6,819,000
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of issuance cost		128,081			¥ 5		128,076				128,081
Deconsolidation of CEIBS Publishing Group (Note 4)		(34,587)							¥ (4,322)	4,322		¥ (34,587)
Deemed dividend to convertible redeemable preferred share shareholders due to modifications (Note 18)		(5,940)	(814)				(5,940)				(5,940)
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares (Note 18)		¥ 672,170	$ 92,087				191,793			480,377	672,170
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon IPO | shares		(125,154,172)	(125,154,172)		125,154,172
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon IPO (Note 18)		¥ 3,187,994			¥ 91		3,187,903				3,187,994
Re-designation of ordinary shares into Class A and Class B ordinary shares upon IPO, shares | shares	[1]			(48,253,425)	31,321,601	16,931,824
Re-designation of ordinary shares into Class A and Class B ordinary shares upon IPO	[1]			¥ (33)	¥ 22	¥ 11
Exercise of conversion features of preferred shares upon the consummation of IPO		65,901					65,901				65,901
Net accretion on convertible redeemable preferred shares to redemption value (Note 18)		(290,543)					(100,730)			(189,813)	(290,543)
Share-based compensation (Note 19)		5,879					5,879				5,879
Ending balance, shares at Dec. 31, 2024 | shares					163,294,773	16,931,824
Ending balance at Dec. 31, 2024		¥ 227,230	$ 31,131		¥ 118	¥ 11	¥ 3,489,553	¥ 25,096		¥ (3,287,548)	¥ 227,230

[1]	Redesignation of ordinary shares into Class A and Class B ordinary shares upon IPO includes (i) re-designation of 16,931,824 ordinary shares held by Unicentury Holdings Limited beneficially owned by Mr. Xiaoyan Lu into Class B ordinary shares on a one-for-one basis; (ii) re-designation of all of 31,321,601 outstanding ordinary shares into Class A ordinary shares on a one-for-one basis